Equity-Accounted Investees - Summary of Interest in Joint Venture (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Beging Balance	$ 413,124
Distributions	4,684	$ 89,758
Ending Balance	385,534	413,124
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Beging Balance	413,124	538,331
Capital contributions	(4,752)
Capital refunds		(168)
Share of net (loss) earnings	(3,605)	(65,459)
Share of other comprehensive income (loss) (taxes at 23%)	(19,233)	40,893
Distributions		(100,473)
Ending Balance	$ 385,534	$ 413,124